UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2010

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia     November 8, 2010
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $167,318 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


09/30/2010
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Abbott Laboratories
Common
002824100
4,173,976
79,900
x
ALL
76,535

3,365
AFLAC Incorporated
Common
001055102
5,831,595
112,775
x
ALL
108,595

4,180
Alcon Inc
Common
H01301102
202,650
1,215
x
ALL
815

400
Altria Group, Inc.
Common
02209S103
1,756,150
73,112
x
ALL
70,905

2,207
Analog Devices, Inc.
Common
032654105
3,671,774
117,010
x
ALL
111,550

5,460
Applied Materials, Inc.
Common
038222105
3,596,447
307,915
x
ALL
289,445

18,470
Automatic Data Processing
Common
053015103
3,088,070
73,473
x
ALL
67,618

5,855
Avon Products, Inc.
Common
054303102
5,350,810
166,640
x
ALL
156,755

9,885
Becton, Dickinson & Co.
Common
075887109
4,052,603
54,691
x
ALL
48,846

5,845
Charles Schwab Corp
Common
808513105
2,043,439
147,010
x
ALL
139,410

7,600
Chevron Corporation
Common
166764100
2,101,545
25,929
x
ALL
24,379

1,550
Clorox Company
Common
189054109
1,845,804
27,648
x
ALL
26,973

675
DENTSPLY Intl Inc.
Common
249030107
415,610
13,000
x
ALL
13,000

0
Diamond Offshore Drilling
Common
25271C102
3,589,777
52,970
x
ALL
49,430

3,540
Dominion Resources, Inc.
Common
25746U109
234,367
5,368
x
ALL
5,368

0
Exxon Mobil Corporation
Common
30231G102
2,211,835
35,796
x
ALL
32,741

3,055
GlaxoSmithkline PLC  ADRs
Common
37733W105
2,914,007
73,735
x
ALL
67,885

5,850
HCC Insurance Hldngs Inc.
Common
404132102
242,637
9,300
x
ALL
9,300

0
Itron, Inc.
Common
465741106
1,688,723
27,580
x
ALL
26,100

1,480
J.M. Smucker Company
Common
832696405
1,777,585
29,367
x
ALL
27,223

2,144
Johnson & Johnson
Common
478160104
1,163,051
18,771
x
ALL
18,771

0
KEMET Corporation
Common
488360108
334,000
100,000
x
ALL
100,000

0
Kimberly-Clark Corp
Common
494368103
1,940,442
29,830
x
ALL
28,530

1,300
Lawson Software Inc.
Common
52078P102
831,161
98,130
x
ALL
91,960

6,170










Page Total


55,058,059





















09/30/2010
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Linear Technology Corp
Common
535678106
5,028,657
163,640
x
ALL
156,730

6,910
McCormick & Co, Inc.
Common
579780206
1,844,715
43,880
x
ALL
41,580

2,300
McGraw-Hill Co, Inc.
Common
580645109
4,903,955
148,335
x
ALL
143,935

4,400
Medtronic, Inc.
Common
585055106
4,830,819
143,860
x
ALL
134,655

9,205
Meredith Corporation
Common
589433101
2,648,811
79,520
x
ALL
75,885

3,635
Microsoft Corporation
Common
594918104
4,878,355
199,198
x
ALL
187,843

11,355
New York Cmmnty Bncorp In
Common
649445103
2,162,063
133,050
x
ALL
126,200

6,850
Newmont Mining Corp
Common
651639106
5,080,073
80,880
x
ALL
75,225

5,655
Noble Corporation
Common
H5833N103
4,690,559
138,815
x
ALL
127,475

11,340
ONEOK, Inc.
Common
682680103
5,096,276
113,150
x
ALL
103,215

9,935
Oracle Corporation
Common
68389X105
5,605,795
208,782
x
ALL
196,312

12,470
Pall Corporation
Common
696429307
1,432,624
34,405
x
ALL
32,545

1,860
Paychex, Inc.
Common
704326107
3,358,752
122,181
x
ALL
110,946

11,235
PepsiCo, Inc.
Common
713448108
3,380,334
50,878
x
ALL
46,228

4,650
Philip Morris Intl
Common
718172109
7,045,075
125,760
x
ALL
118,340

7,420
Principal Fncl Group, Inc
Common
74251V102
4,770,835
184,060
x
ALL
171,030

13,030
Prudential Fncl, Inc.
Common
744320102
2,182,912
40,290
x
ALL
38,480

1,810
QUALCOMM Inc.
Common
747525103
7,029,535
155,755
x
ALL
145,650

10,105
Rocky Mtn Chocolate Facto
Common
774678403
727,947
76,950
x
ALL
74,850

2,100
Sirona Dental Sys, Inc.
Common
82966C103
1,703,791
47,275
x
ALL
45,655

1,620
T. Rowe Price Group, Inc.
Common
74144T108
33,794
675
x
ALL
675

0
Techne Corporation
Common
878377100
705,265
11,425
x
ALL
10,780

645
Teva Pharm Inds Ltd ADR F
Common
881624209
4,058,058
76,930
x
ALL
71,320

5,610
Transocean Ltd.
Common
H8817H100
6,019,280
93,627
x
ALL
86,297

7,330










Page Total


89,218,280





















09/30/2010
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Varian Medical Systms Inc
Common
92220P105
3,287,026
54,331
x
ALL
50,705

3,626
Vodafone Group Plc Adr
Common
92857W209
3,761,246
151,602
x
ALL
138,027

13,575
Washington RE Invstmnt T
Common
939653101
2,235,379
70,450
x
ALL
67,200

3,250
Wellpoint, Inc.
Common
94973V107
3,929,004
69,368
x
ALL
64,398

4,970
Western Union
Common
959802109
4,542,957
257,100
x
ALL
235,210

21,890
Willis Group Holdings
Common
G96666105
5,286,092
171,515
x
ALL
158,750

12,765










Page Total


23,041,702
















Grand Total


167,318,041


































































